Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of Associate and Joint Ventures [Line Items]
Share of (loss) income of associates and joint ventures, net		$ (5,739,668)		$ 581,023		$ 532,933
Total		(61,033)		(236,159)		(47,313)
Revenue		97,361,634		101,757,181		101,282,333
Profit from continuing operations		302,824		6,106,813		7,615,270
Net income		302,824		6,106,813		7,615,270
Total comprehensive income		(16,559,314)		3,815,538		6,594,387
Associates | Joint ventures
Disclosure of Associate and Joint Ventures [Line Items]
Share of (loss) income of associates and joint ventures, net		(283,282)		103,185		343,631
Foreign currency translation adjustments, net		1,757		(2,556)		2,987
Other items of comprehensive loss, net		(5,261)		2,117		(3,399)
Total		(3,504)		(439)		(412)
Share of comprehensive income of associates and joint ventures		(286,786)		102,746		343,219
Share of total comprehensive income		$ (286,786)		$ 102,746		$ 343,219
UHI
Disclosure of Associate and Joint Ventures [Line Items]
Revenue	$ 2,541,900		$ 2,687,900		$ 2,713,800
Profit from continuing operations	36,400		290,200		161,000
Post-tax loss from discontinued operations			(13,200)		(148,900)
Net income	36,400		277,000		12,100
Other comprehensive (loss) income	(23,700)		(99,000)		15,410
Total comprehensive income	$ 12,700		$ 178,000		$ 27,510